Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Entity File Number	001-39240
Entity Registrant Name	GFL Environmental Inc.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	4953
Entity Address, Address Line One	100 New Park Place,
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Vaughan
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4K 0H9
City Area Code	905
Local Phone Number	326-0101
Title of 12(b) Security	Subordinate voting shares
Trading Symbol	GFL
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
Entity Central Index Key	0001780232
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	3411 Silverside Road
Entity Address, Address Line Two	Tatnall Building, Suite 104
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19810
City Area Code	302
Local Phone Number	351-3367
Contact Personnel Name	Corporate Creations Network Inc
Subordinate voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	381,570,455
Multiple voting shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	11,812,964
Series A perpetual convertible preferred shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	10,401,871
Series B perpetual convertible preferred shares
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	8,196,721